CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 61,837	$ 8,843	¥ 540,523
Restricted cash	413,601	59,144	137,332
Amounts due from related parties	301,184
Accounts receivable and contract assets, net (net of allowance for credit losses of RMB21,200 and RMB23,898 as of December 31, 2024 and 2025, respectively)	3,732,677	533,766	2,986,755
Financial assets receivable, net (net of allowance for credit losses of RMB1,250 and RMB385 as of December 31, 2024 and 2025, respectively)	601,600	86,028	293,483
Prepaid expenses and other current assets, net (net of allowance for credit losses of RMB771 and RMB10,849 as of December 31, 2024 and 2025, respectively)	1,811,772	259,080	370,128
TOTAL CURRENT ASSETS	6,922,671	989,930	4,332,632
Property and equipment , net	1,326,943	189,750	44,397
Right-of-use assets	31,195	4,461	52,759
Long-term investments, net	302,077	43,196	162,267
Deferred tax assets , net	96,534	13,804	72,405
Other non-current assets	76,545	10,945	745,433
TOTAL NON-CURRENT ASSETS	1,833,294	262,156	1,077,261
TOTAL ASSETS	8,755,965	1,252,086	5,409,893
Liabilities including amounts of the consolidated VIEs without recourse to the Company (Note 2(b)):
Bank borrowings, current	155,043	22,171
Deferred guarantee income	458,903	65,622	229,503
Contingent guarantee liabilities	617,588	88,314	213,644
Payroll and welfare payables	210,367	30,082	144,065
Amounts due to related parties	288,100	41,198	89,947
Tax payables	1,054,527	150,795	687,034
Accrued expenses and other current liabilities	874,630	125,071	795,959
Lease liabilities, current	25,290	3,616	23,444
TOTAL CURRENT LIABILITIES	3,684,448	526,869	2,183,596
Bank borrowings, non-current	516,000	73,787
Deferred tax liabilities	106,912	15,288	70,450
Lease liabilities, non-current	4,297	614	28,233
Other non-current liabilities	12,882	1,843
TOTAL NON-CURRENT LIABILITIES	640,091	91,532	98,683
TOTAL LIABILITIES	4,324,539	618,401	2,282,279
Commitments and Contingencies (Note 16)
SHAREHOLDERS' EQUITY
Treasury stock (2,621,816 and 6,781,816 shares as of December 31, 2024 and December 31, 2025, respectively)	(189,685)	(27,125)	(28,889)
Additional paid-in capital	1,131,030	161,735	909,649
Retained earnings	3,480,788	497,746	2,241,414
Accumulated other comprehensive income	10,851	1,552	7,099
Total Jiayin Group shareholder's equity	4,432,984	633,908	3,129,273
Noncontrolling interests	(1,558)	(223)	(1,659)
TOTAL SHAREHOLDERS' EQUITY	4,431,426	633,685	3,127,614
TOTAL LIABILITIES AND EQUITY	8,755,965	1,252,086	5,409,893
Related Party
ASSETS
Amounts due from related parties	301,184	43,069	4,411
Liabilities including amounts of the consolidated VIEs without recourse to the Company (Note 2(b)):
Amounts due to related parties	288,100
Class A Ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares value	0	0	0
Class B Ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares value	¥ 0	$ 0	¥ 0